NOTE 28: COMMITMENTS AND CONTINGENCIES (Details) - USD ($)	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	$ 3,442,725	$ 1,874,990
Loans payable	2,132,227
Notes payable	708,361	969,891		$ 760,715
Convertible notes payable	200,530	192,717	$ 0	$ 0
Lease payments	496,386	$ 734,896	$ 0
Total financial liabilities	6,980,229
Within 1 Year
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	3,442,725
Loans payable	992,070
Notes payable	708,361
Convertible notes payable	200,530
Lease payments	241,138
Total financial liabilities	5,584,824
2 - 5 Years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	0
Loans payable	143,624
Notes payable	0
Convertible notes payable	0
Lease payments	255,248
Total financial liabilities	398,872
Greater Than 5 Years
Maturity analysis of financial liabilities
Accounts payables and accrued liabilities	0
Loans payable	996,533
Notes payable	0
Convertible notes payable	0
Lease payments	0
Total financial liabilities	$ 996,533